Prepaid Expenses and Other Current Assets	12 Months Ended
Jul. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of July 31,
	2025	2026
Advance payment for patent(1)	$-	$125,660
Prepaid expenses(2)	43,081	45,349
Consumption tax receivable	21,635	27,279
Prepaid professional service fee(3)	48,207	-
Local tax recoverable	494	-
Others	135	120
Prepaid expenses and other current assets	$113,552	$198,408

(1)	Payment for patent represents the prepayment made to StaGen Co., Ltd. under the patent share transfer agreement dated December 26, 2025, for the acquisition of subject patents (Note 16).

(2)	Prepaid expenses primarily consist of advance payments for patent usage fees, mold production costs, and annual maintenance fees associated with systems, software, and websites utilized in daily operations.

(3)	Prepaid professional service fee primarily represents prepaid fees for executive recruitment services.